COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Lease Payments Under Non Cancelable Terms (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Other Commitments [Line Items]
2022 (remaining payments)	$ 570
2023	1,272
2024	873
2025	900
2026	927
Thereafter	1,853
Lessee, Operating Lease, Liability, to be Paid, Total	$ 6,395
Nogin Inc [Member]
Other Commitments [Line Items]
2022 (remaining payments)		$ 3,017
2023		1,272
2024		873
2025		900
2026		927
Thereafter		1,853
Lessee, Operating Lease, Liability, to be Paid, Total		$ 8,842